Share-based Compensation - Schedule of Shares Activitiy (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Share-based Payment Arrangements [Roll Forward]
Redeemed (in shares)	(1,660,103)
Share Based Payment Arrangements, Weighted Average Exercise Price [Roll Forward]
Exercised, Weighted average exercise price (in dollars per share) | $ / shares	$ 4.04
Forfeited, Weighted average exercise price (in dollars per share) | $ / shares		$ 7.16
Restricted Shares
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year (in shares)	4,704,129	3,636,194
Granted (in shares)	1,230,133	4,614,158
Redeemed (in shares)	(2,146,716)	(2,889,030)
Forfeited (in shares)	(519,829)	(657,193)
Balance, end of year (in shares)	3,267,717	4,704,129
Employee Share Value Plan
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year (in shares)	10,449,383	0
Granted (in shares)	2,570,746	11,635,961
Redeemed (in shares)	(3,417,496)	0
Forfeited (in shares)	(1,273,342)	(1,186,578)
Balance, end of year (in shares)	8,329,291	10,449,383
Performance Stock Units
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year (in shares)	3,789,689	2,920,444
Granted (in shares)	2,053,574	1,736,055
Redeemed (in shares)	(2,221,058)	(615,577)
Forfeited (in shares)	(407,585)	(251,233)
Balance, end of year (in shares)	3,214,620	3,789,689
Deferred Share Units
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year (in shares)	1,278,263	319,891
Granted (in shares)	278,517	958,372
Redeemed (in shares)	0	0
Forfeited (in shares)	0	0
Balance, end of year (in shares)	1,556,780	1,278,263
Stock Option Plan
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year (in shares)	5,940,871,000	2,833,342,000
Granted (in shares)	534,264,000	3,345,412,000
Redeemed (in shares)	(261,486,000)
Forfeited (in shares)	(285,047,000)	(102,832,000)
Expired (in shares)	(89,138,000)	(135,051,000)
Balance, end of year (in shares)	5,839,464,000	5,940,871,000
Share Based Payment Arrangements, Weighted Average Exercise Price [Roll Forward]
Beginning Balance, Weighted average exercise price (in dollars per share) | $ / shares	$ 3.92	$ 7.59
Granted, Weighted average exercise price (in dollars per share) | $ / shares	5.23	1.10
Exercised, Weighted average exercise price (in dollars per share) | $ / shares	2.23
Forfeited, Weighted average exercise price (in dollars per share) | $ / shares	3.46
Expired, Weighted average exercise price (in dollars per share) | $ / shares	10.06	8.66
Ending Balance, Weighted average exercise price (in dollars per share) | $ / shares	$ 4.04	$ 3.92